Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure

11.       Goodwill

	December 31,	December 31,
	2015	2014
	$’M	$’M
	____________	____________
Goodwill arising on businesses acquired	4,147.8	2,474.9
	____________	____________

In the year to December 31, 2015 the Company completed the acquisitions of NPS Pharma, Meritage, Foresight and Solpharm which resulted in aggregate goodwill of $1,700.1 million (see Note 3 for details).

	2015	2014
	$’M	$’M
	____________	____________
As at January 1,	2,474.9	624.6
Acquisitions	1,700.1	1,890.5
Foreign currency translation	(27.2)	(40.2)
	____________	____________
As at December 31,	4,147.8	2,474.9
	____________	____________